AGILE MULTI-STRATEGY FUND,
a series of Agile Funds, Inc.

4909 Pearl East Circle, Suite #300
Boulder, Colorado 80301

PROSPECTUS

February 28, 2006,
as supplemented October 25, 2006

On September 30, 2006, the Subadvisory Agreement between the Agile Multi-Strategy Fund (the “Fund”) and Quantitative Equity Strategies, LLC (“QES”) terminated by its terms, and QES ceased serving as subadviser of the Fund, effective immediately.  All references to QES and all descriptions of QES and its personnel are hereby deleted.

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